CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 650,227	$ 1,328,876	$ 2,167
Operating costs and expenses:
Cost of revenue	660,214	1,323,415	2,016
Sales and marketing expenses	633	951	1,148
General and administrative expenses	22,786	25,463	14,330
Net loss on disposal of cryptocurrency assets	8,360	11,392
Impairment of cryptocurrencies	18,435	38,319	0
Operating profit (loss)	(168,644)	(70,237)	(16,986)
Interest income	150	56	242
Interest expense	218	775
Loss before income tax	(158,427)	(65,812)	(23,354)
Net loss	(155,415)	(62,403)	(32,412)
Reclassification into loss from equity method investments		(131)
Share of other comprehensive (loss) income from an equity method investee		631	(177)
Comprehensive loss	(157,020)	(60,160)	(30,272)
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	40,274	39,414
Operating costs and expenses:
Cost of revenue	(15,595)	(6,279)
Sales and marketing expenses	(72)	(244)	(4)
General and administrative expenses	(3,307)	(8,047)	(8,347)
Total operating costs and expenses	(18,974)	(14,570)	(8,351)
Net loss on disposal of cryptocurrency assets	(9,349)	(6,582)
Impairment of cryptocurrencies	(7,360)	(4,436)
Operating profit (loss)	4,591	13,826	(8,351)
Interest income		9	34
Interest expense	(60)	(708)
Equity in loss of subsidiaries and VIEs	(159,946)	(75,530)	(24,095)
Loss before income tax	(155,415)	(62,403)	(32,412)
Net loss	(155,415)	(62,403)	(32,412)
Foreign currency translation gain (loss)	(1,605)	1,481	2,317
Reclassification into loss from equity method investments		131
Share of other comprehensive (loss) income from an equity method investee		631	(177)
Comprehensive loss	$ (157,020)	$ (60,160)	$ (30,272)